Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Sales to and Purchases From Associates and Joint Ventures

Sales to and purchases from associates and joint ventures are as follows:

	Associates			Joint Ventures
	2017 €m	2016 €m	2015 €m	2017 €m	2016 €m	2015 €m
Sales	51	56	48	111	88	64
Purchases	400	401	422	55	54	56

Summary of Key Management Remuneration

Key management remuneration amounted to:	2017 €m	2016 €m	2015 €m
Short-term benefits	9	13	10
Post-employment benefits	1	1	1
Share-based payments - calculated in accordance with the principles disclosed in note 8	3	3	2
Total	13	17	13